SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
15.	SHARE BASED COMPENSATION

On February 28, 2003, the Company adopted a share option plan (“2003 Option Plan”) under which the directors of the Company may, at their discretion, grant options to acquire ordinary shares to any senior executives (including directors) and employees of the Company and/or its subsidiaries. Share options vest annually over a period of 4 years and once vested can be exercised within 5 years from the date of grant. The 2003 Option Plan provides for the issuance of options of the Company’s ordinary shares in the amount of up to 5% of total ordinary and preferred shares outstanding. On May 30, 2005, the Company adopted a board resolution to increase shares reserved under the share option plan to 6% of total ordinary and preferred shares outstanding. On March 30, 2006, the Company adopted a shareholder resolution to increase shares reserved for the share options plan to 9% of total ordinary and preferred shares outstanding. This represented 4,784,226 options based on the then outstanding ordinary shares, which have been fully issued.

On October 2, 2006, the Company adopted a share incentive plan (“2006 Share Incentive Plan”) under which the directors of the Company may, at their discretion, grant awards to employees, directors and consultants of the Company or any of our related entities, which include our subsidiaries or any entities in which the Company holds a substantial ownership interest. Such awards include 1) share options; 2) restricted shares, which represent non-transferable ordinary shares, that may be subject to forfeiture; 3) restricted share units, which represent the right to receive the Company’s ordinary shares at a specified date in the future, which may be subject to forfeiture; 4) share appreciation rights, which provide for payment to the grantee based upon increases in the price of our ordinary shares over a set base price; and 5) dividend equivalent right, which represent the value of the dividends per share that the Company pay. The term of an award shall not exceed 10 years from the date of the grant, except that 10 years is the maximum term of share option granted. The term of each award will be stated in the award agreement. According to the annual general meetings on November 3, 2009 and September 15, 2011, the shareholders approved increases in the number of ordinary shares that may be granted under the 2006 Share Incentive Plan. As of December 31, 2012, the maximum number of ordinary shares permitted to be issued pursuant to awards under the 2006 Share Incentive Plan is up to 15,062,194 options. The 2006 Share Incentive Plan will expire in 2016. The characteristics of the awards granted during 2006 under this plan are similar to the awards granted under the 2003 Option Plan.

In March 2008, the Company granted 1,093,200 share options to its employees and directors under the 2006 Share Incentive Plan, which had a grant date fair value of US$ 3.1826 per option.

The Company entered into an option cancellation and replacement (“modification”) agreement for all unvested options under the 2006 Share Incentive Plan as of October 27, 2008 and adjusted the exercise price to the then current market price of US$ 3.63. The Company modified 2,443,000 share options with an incremental value of US$ 1.2415, US$ 1.2601, US$ 1.2588 and US$ 0.9830 per option for 26/12/2006 program, 20/04/2007 program, 21/12/2007 program and 27/03/2008 program, respectively. The modification had an immaterial impact on 2008 stock compensation expense and will increase stock compensation expenses by US$ 4,628 thousand from 2009 to 2012.

On October 27, 2008, the Company granted 280,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 1.3942 per option.

On July 14, 2009 and October 30, 2009, the Company granted 1,416,000 and 220,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 3.2313 and US$ 6.4533 per option, respectively.

On March 19, 2010, June 21, 2010 and November 10, 2010, the Company granted 1,760,500, 120,000 and 109,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 8.1764, US$ 12.176 and US$ 11.594 per option, respectively.

On February 24, 2011 and November 9, 2011, the Company granted 1,919,000 and 317,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 8.0297 and US$ 7.4567 per option, respectively.

On February 15, 2012, March 1, 2012, March 12, 2012 and November 26, 2012, the Company granted 40,000, 18,000, 433,250 and 6,000 share options to its employees under the 2006 Share Incentive Plan, which had a average fair value of US$ 7.1999, US$ 7.2419, US$ 6.3474 and US$ 5.2423 per option, respectively.

The following summarizes the Company’s share option activity under the 2003 Option Plan and 2006 Share Incentive Plan as of and for the years ended December 31, 2010, 2011 and 2012:

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2010	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Granted	497,250	US$	13.6397
Exercised	(1,012,438)	US$	4.1641
Forfeited	(191,856)	US$	12.5589
Cancelled	(101,990)	US$	16.5634

Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Vested and exercisable as of December 31, 2012	2,924,886	US$	11.0185	1.89	US$	10.04

The aggregate intrinsic value represents the total intrinsic value based on the Company’s closing stock price of US$ 20.48, US$ 12.90 and US$ 14.45 per share as of December 31, 2010, 2011 and 2012, respectively.

The following is information relating to options outstanding as of December 31, 2012:

			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$3.6300	US$	3.6300	820,248	0.82	820,248	0.82
US$7.3300	US$	7.3300	902,150	1.53	579,900	1.53
US$13.290	US$	13.290	149,750	1.83	110,250	1.83
US$16.165	US$	16.165	1,575,488	2.21	767,238	2.21
US$20.515	US$	22.975	120,000	2.86	60,000	2.86
US$22.975	US$	22.975	107,000	2.86	53,500	2.86
US$16.355	US$	16.355	1,812,750	3.15	456,000	3.15
US$15.615	US$	15.615	311,000	3.85	77,750	3.85
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	421,250	4.19	—	—
US$12.780	US$	12.780	6,000	4.88	—	—

			6,271,636		2,924,886

In connection with the share options granted during the years ended December 31, 2010, 2011 and 2012, the Company recognized share-based compensation expense of RMB 53,142, RMB 76,535 and RMB 79,084, respectively. As of December 31, 2012, there was RMB 112,387 of unrecognized share-based compensation cost related to unvested share options which is expected to be recognized over a weighted average period of 2.04 years.

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2010	2011	2012
Risk-free interest rate (1)	0.795% to 1.905%	0.5128% to 1.4348%	0.4418% to 0.5960%
Expected life (years) (2)	3 to 4.5	3.41 to 3.56	3.55 to 3.56
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	67.32% to 68.92%	67.01% to 69.38%	56.50% to 66.08%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company’s historical volatility for a period equivalent to the expected term preceding the grant date.

In 2012, the Company granted 1,055,940 restricted share units (“RSU”) to employees under Share Incentive Plan, which vest annually over a period of 4 years since grant date. The total share-based compensation cost amounted to RMB 13,828 for the year ended December 31, 2012. As of December 31, 2012, there was RMB 66,663 unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 3.28 years. Total unrecognized compensation cost may be adjusted for further changes in estimated forfeitures.

The following summarizes the Company’s RSU activities as of and for the year ended December 31, 2012:

	RSUs	Weighted Average Exercise Price (US$)		Weighted-average remaining contractual life (years)

Outstanding as of January 1, 2012	—		—	—
Granted	1,055,940	US$	13.4705
Exercised	—		—
Forfeited	(88,666)	US$	13.4552
Cancelled	—		—

Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26
Vested and exercisable as of December 31, 2012	—		—

The following is information relating to options outstanding as of December 31, 2012:

			Outstanding		Exercisable
Grant price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	821,350	4.19	—	—
US$12.780	US$	12.780	99,924	4.88	—	—

			967,274		—

In July 2012, the Board of Directors of Yitel Hotel Management (Hong Kong) Limited (“Yitel”) passed a resolution to adopt Stock Option Plan (“the Yitel Option Plan”) that provides for the granting of options to key employees of Yitel to acquire ordinary shares of Yitel at a US$ 0.1 exercise price as determined by the Administrator or the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 14,862,000 ordinary shares for the issuance under the Yitel Option Plan.

The Company granted the Yitel share options containing an exercise price denominated in US$, which is not the functional currency of Yitel. Thus, those share options are accounted for as liability awards that are remeasured at fair value with changes recognized in the consolidated statements of operations. Total compensation cost in connection with Yitel hotel’s options was RMB 464 for the year ended December 31, 2012. Total liability balance associated with the awards, which was recorded as other liability, was RMB 464 as of December 31, 2012

The weighted average fair value of each option for employees was US$0.05 and US$ 0.06 at the grant-date and as of December 31, 2012, respectively. There was no income tax benefit recognized in the statements of operations for share-based compensation plans in the year ended December 31, 2012.

Under ASC 718, the Company applied the Black-Scholes option pricing model in determining the fair value of options granted. The assumptions used to value share-based compensation awards are presented as follows:

As at grant date
Expected volatility (%)	45% to 56%
Expected dividend yield (%)	—
Expected term (years)	5.5 to 7
Risk-free interest rate (per annum) (%)	0.79% to 1.12%

The Company calculated the estimated fair value of the liability awards at December 31, 2012 using the Black-Scholes option pricing model with the following assumptions:

As at December 31, 2012
Expected volatility (%)	46% to 54%
Expected dividend yield (%)	—
Expected term (years)	5 to 6.5
Risk-free interest rate (per annum) (%)	0.75% to 1.11%

The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the timing of the expected public offering, the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese Government bonds for the term approximating the expected life of award at the time of grant.